Cash Distributions and Net Income Per Unit	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Cash Distributions and Net Income Per Unit
8. Cash Distribution and Net Income Per Unit
Cash Distributions
Our partnership agreement generally provides that we will make our distribution, if any, each quarter in the following manner:

•
first, 98 percent to the holders of common units and 2 percent to our general partner, until each common unit has received the minimum quarterly distribution of $0.412500 plus any arrearages from prior quarters;

•	second, 98 percent to the holders of subordinated units and 2 percent to our general partner, until each subordinated unit has received the minimum quarterly distribution of $0.412500; and

•	third, 98 percent to all unitholders, pro rata, and 2 percent to our general partner, until each unit has received a distribution of $0.474375.
If cash distributions to our unitholders exceed $0.474375 per unit in any quarter, our unitholders and our general partner will receive distributions according to the following percentage allocations:

	Total Quarterly Distribution Per Unit Amount		Marginal Percentage Interest in Distributions
			Unitholders	General Partner
Minimum Quarterly Distribution	$0.412500		98%	2%
First Target Distribution	above $0.412500	up to $0.474375	98%	2%
Second Target Distribution	above $0.474375	up to $0.515625	85%	15%
Third Target Distribution	above $0.515625	up to $0.618750	75%	25%
Thereafter	above $0.618750		50%	50%

On April 21, 2014, our Board of Directors declared a quarterly cash distribution of $0.5000 per unit. This distribution was paid on May 30, 2014 to unitholders of record on May 15, 2014, which included equity issuances related to the Haverhill and Middletown Dropdown, and totaled $19.2 million. On July 21, 2014, our Board of Directors declared a quarterly cash distribution of $0.5150 per unit. This distribution was paid on August 29, 2014 to unitholders of record on August 15, 2014 and totaled $19.8 million. On October 21, 2014 our Board of Directors declared a quarterly cash distribution of $0.5275 per unit. This distribution was paid on November 28, 2014 to unitholders of record on November 14, 2014 and totaled $20.5 million. On January 26, 2015 our Board of Directors declared a quarterly cash distribution of $0.5408 per unit. This distribution was paid on February 27, 2015 to unitholders of record on February 13, 2015.
Our distributions are declared subsequent to quarter end; therefore, the table below represents total cash distributions applicable to the period in which the distributions were earned. The allocation of total quarterly cash distributions to general and limited partners based on the number of units is as follows:

	Three Months Ended December 31,		Year Ended December 31,
	2014	2013	2014	2013
	(Dollars in millions, except per unit amounts)
General partner's distributions:
General partner's distributions	$0.4	$0.4	$1.3	$1.2
General partner's incentive distribution rights	0.5	—	1.3	—
Total general partner's distributions	0.9	0.4	2.6	1.2
Limited partners' distributions:
Common	11.8	7.4	45.3	25.6
Subordinated	8.5	7.4	32.8	25.6
Total limited partners' distributions	20.3	14.8	78.1	51.2
Total Cash Distributions	$21.2	$15.2	$80.7	$52.4
Cash distributions per unit applicable to limited partners(1)	$0.5408	$0.4750	$2.0833	$1.6371

(1)	Represents cash distributions earned.
Earnings Per Unit
Our net income is allocated to the general partner and limited partners in accordance with their respective partnership percentages, after giving effect to priority income allocations for incentive distributions, if any, to our general partner, pursuant to our partnership agreement. Net income per unit is only calculated for the Partnership subsequent to the IPO as no units were outstanding prior to January 24, 2013. Distributions less than or greater than earnings are allocated in accordance with our partnership agreement. Payments made to our unitholders are determined in relation to actual distributions declared and are not based on the net income allocations used in the calculation of net income per unit.
In addition to the common and subordinated units, we have also identified the general partner interest and incentive distribution rights as participating securities and use the two-class method when calculating the net income per unit applicable to limited partners, which is based on the weighted-average number of common units outstanding during the period. Basic and diluted net income per unit applicable to limited partners are the same because we do not have any potentially dilutive units outstanding. The Granite City Dropdown does not impact historical earnings per limited partner unit as pre-acquisition earnings were allocated to our general partner.
The calculation of earnings per unit is as follows:

	Year Ended December 31,
	2014	2013
	(Dollars in millions, except per unit amounts)
Net income attributable to SunCoke Energy Partners L.P./Predecessors	$71.8	$83.4
Less: Allocation of net income attributable to Predecessors to the general partner	15.8	24.8
Net income attributable to all partners	$56.0	$58.6
General partner's distributions (including incentive distribution rights)	2.6	1.2
Limited partners' distributions on common units	45.3	25.6
Limited partners' distributions on subordinated units	32.8	25.6
Distributions (greater than) less than earnings	(24.7)	6.2
General partner's earnings:
Distributions (including incentive distribution rights)	2.6	1.2
Allocation of distributions (greater than) less than earnings	(0.2)	0.4
Net income attributable to Predecessors	15.8	24.8
Total general partner's earnings	18.2	26.4
Limited partners' earnings on common units:
Distributions	45.3	25.6
Allocation of distributions (greater than) less than earnings	(14.2)	2.9
Total limited partners' earnings on common units	31.1	28.5
Limited partners' earnings on subordinated units:
Distributions	32.8	25.6
Allocation of distributions (greater than) less than earnings	(10.3)	2.9
Total limited partners' earnings on subordinated units	22.5	28.5
Weighted average limited partner units outstanding:
Common - basic and diluted	19.7	15.7
Subordinated - basic and diluted	15.7	15.7
Net income per limited partner unit:
Common - basic and diluted	$1.58	$1.81
Subordinated - basic and diluted	$1.43	$1.81

Unit Activity
Unit activity since our IPO was as follows:

	Common - Public	Common - SunCoke	Total Common	Subordinated - SunCoke
At December 31, 2012	—	—	—	—
Units issued in conjunction with our IPO	13,500,000	2,209,697	15,709,697	15,709,697
Units issued to directors	3,456	—	3,456	—
At December 31, 2013	13,503,456	2,209,697	15,713,153	15,709,697
Units issued in conjunction with the acquisition of additional interest in Haverhill and Middletown	3,220,000	2,695,055	5,915,055	—
Units issued to directors	2,752	—	2,752	—
Units issued under the Equity Distribution Agreement	62,956	—	62,956	—
At December 31, 2014	16,789,164	4,904,752	21,693,916	15,709,697

Allocation of Net Income
Our partnership agreement contains provisions for the allocation of net income to the unitholders and the general partner. For purposes of maintaining partner capital accounts, the partnership agreement specifies that items of income and loss shall be allocated among the partners in accordance with their respective percentage interest. Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions allocated 100 percent to the general partner. Prior to the Granite City Dropdown, the allocation of net income from Granite City’s operations is to the general partner.
The calculation of net income allocated to the general and limited partners was as follows:

	Year Ended December 31,
	2014	2013
	(Dollars in millions)
Net income attributable to SunCoke Energy Partners L.P./Predecessors	$71.8	$83.4
Less: Allocation of net income attributable to Predecessors to the general partner	15.8	24.8
Net income attributable to partners	$56.0	$58.6
General partner's incentive distribution rights	1.3	—
	54.7	58.6
General partner's ownership interest	2.0%	2.0%
General partner's allocated interest in net income	1.1	1.6
General partner's incentive distribution rights	1.3	—
Net income attributable to Predecessors	15.8	24.8
Total general partner's interest in net income	$18.2	$26.4
Common - public unitholder's interest in net income	$23.8	24.5
Common - SunCoke interest in net income	6.2	4.0
Subordinated - SunCoke interest in net income	23.6	28.5
Total limited partners' interest in net income	$53.6	$57.0